RELATED PARTY PAYABLES (Details) - USD ($)	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
RELATED PARTY PAYABLES
Related party payables	$ 104,000	$ 225,000	$ 218,000